TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax laws applicable to the Group companies:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, companies are entitled to various tax benefits by virtue of the "preferred enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a privileged company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

The Company has applied the Amendment effective from the 2017 tax year.

The Company's Israeli subsidiaries applied the Amendment effective from the 2011 tax year.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise / beneficiary enterprise from the first year of the asset's operation.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Group:

1.	The Israeli regular corporate tax rate for Israeli companies was 23% in 2019 and 2018 and 24% in 2017.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law") was enacted. The Law includes, among others, provisions for the taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, these regulations have not been published.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

2.	The tax rates of the Company's non-Israeli subsidiaries range between 16%-30%.

3.        Tax Reform in U.S.:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Act"), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company made reasonable estimates of the effects on the existing deferred tax balances for which provisional amounts were recorded in 2017 and finalized in 2018. The Company re-measured certain of its U.S. deferred tax assets and liabilities, based on the rates at which they are expected to reverse in the future. The estimated tax expense recorded related to the re-measurement of the deferred tax balance was $ 377, mainly due to reduction in the U.S. corporate tax rate.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Tax assessments:

Final tax assessments:

The Parent Company received final tax assessments through the 2014 tax year. The Company's Israeli subsidiary received final tax assessments through the 2012 tax year. The subsidiary in Latin America received final tax assessments for the 2010 and 2011 tax years.

The remaining subsidiaries have not received final tax assessments since their incorporation, however, the assessments of these subsidiaries are deemed final through the range between 2008-2012 tax years.

e.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2019	2018	2017

Income (loss) before taxes as reported in the statements of operations	$4,372	$5,116	$(5,205)

Tax rate	23%	23%	24%

Theoretical tax	$1,006	$1,177	$(1,249)

Increase (decrease) in taxes:

Non-deductible items	264	32	185
Losses and other items for which a valuation allowance was provided	369	972	1,769
Realization of carryforward tax losses for which valuation allowance was provided	(386)	(1,293)	(28)
Changes in valuation allowance	(862)	(377)	-
Tax rate differences in subsidiaries and benefit from reduced tax rates	(26)	223	(71)
Adjustment of deferred tax balances following changes in tax rate for "preferred enterprise"	-	-	410
Provision for uncertain tax positions	654	717	245
Taxes in respect of prior years	(1)	(2)	21
Tax withheld against which valuation allowance was provided this year	694	755	638
Investment tax credit	(163)	(180)	(178)
Other	4	48	(47)

Taxes on income (tax benefit) in the statements of operations	$1,553	$2,072	$1,695

f.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2019	2018	2017

Current	$2,184	$3,003	$2,162
Deferred	(631)	(931)	(467)

	$1,553	$2,072	$1,695

Domestic	$820	$1,460	$893
Foreign	733	612	802

	$1,553	$2,072	$1,695

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:

Operating losses carry forwards	$4,730	$3,313
Reserves, tax allowances, capital losses carry forwards, operating lease and others	6,128	7,207

Total deferred taxes before valuation allowance	10,858	10,520
Valuation allowance	(4,460)	(5,207)

Deferred tax assets, net:	6,398	5,313

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(2,361)	(2,036)

Deferred tax liabilities:	(2,361)	(2,036)

Net deferred tax assets	$4,037	$3,277

Domestic	$886	$-

Foreign	$3,151	$3,277

h.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$1,730	$1,705	$(1,605)
Foreign	2,642	3,411	(3,600)

	$4,372	$5,116	$(5,205)

i.        Net operating carry forward tax losses:

The Parent Company has estimated total available carry forward operating tax losses of $ 3,419 to offset against future taxable income. As of December 31, 2019, the Company recorded a deferred tax asset with respect to those carry forward tax losses in the amount of $ 547. There is no time limitation for the realization of such tax losses. The Parent Company's subsidiaries have estimated total available carry forward operating tax losses of $ 21,199, which may be used to offset against future taxable income, for periods ranging between 1 to 20 years. As of December 31, 2019, the Company recorded a net deferred tax asset after valuation allowance in the amount of $ 2,434 for its subsidiaries' carry forward tax losses.

Utilization of U.S. net operating losses (federal and state net operating losses) may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

j.	Uncertain tax positions:

As of December 31, 2019 and 2018, balances in respect to ASC 740, "Income Taxes" amounted to $ 2,286 and $ 1,611, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2019	2018

Balance at the beginning of the year	$1,611	$908

Additions based on tax positions taken related to the current year	654	717
Foreign currency translation adjustments	21	(14)

Balance at the end of the year	$2,286	$1,611

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.